Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Growth Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information" on page 71 in the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	0.19%	1.00%	none
Other Expenses		0.39%	0.55%	0.38%	0.43%
Total Annual Fund Operating Expenses		1.35%	1.45%	2.09%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)		(0.09%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.45%	2.00%	0.99%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Expense Example, with Redemption, 1 Year	695	648	303	101
Expense Example, with Redemption, 3 Years	969	759	646	347
Expense Example, with Redemption, 5 Years	1,263	892	1,115	613
Expense Example, with Redemption, 10 Years	2,097	1,735	2,414	1,373

Assuming No Redemption
Expense Example, No Redemption Touchstone Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	148	203
Expense Example, No Redemption, 3 Years	459	646
Expense Example, No Redemption, 5 Years	792	1,115
Expense Example, No Redemption, 10 Years	1,735	2,414

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A large cap company has a market capitalization found within the Russell 1000
Index (between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Large Cap Growth Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 3rd Quarter 2009 +14.98% 4th Quarter 2008 -23.90% The year to date return for the Fund's Class A shares as of June 30, 2012 is 9.62%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on December 19, 1997, Class B shares and
Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and
Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class B and Class C shares and November 10, 2004 for Class Y shares. For the
Class B and Class C shares, performance for this period has been restated
to reflect the impact of Class B shares and Class C shares fees and expenses, respectively.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Large Cap Growth Fund - Class A Return Before Taxes	(1.15%)	1.82%	3.60%
Class A After Taxes on Distributions	Large Cap Growth Fund - Class A Return After Taxes on Distributions	(1.15%)	1.80%	3.60%
Class A After Taxes on Distributions and Sales	Large Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.74%)	1.55%	3.13%
Class B	Large Cap Growth Fund - Class B Return Before Taxes	(0.01%)	2.42%	3.58%
Class C	Large Cap Growth Fund - Class C Return Before Taxes	3.11%	2.39%	3.51%
Class Y	Large Cap Growth Fund - Class Y Return Before Taxes	5.19%	3.26%	4.39%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%